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AB FlexFee International Strategic Core Portfolio
SUMMARY INFORMATION AB FlexFeeTM International Strategic Core Portfolio
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	AB FlexFee International Strategic Core Portfolio Advisor Class USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AB FlexFee International Strategic Core Portfolio Advisor Class
Management Fees	0.05%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses: Transfer Agent	0.37%
Other Expenses	6.67%
Total Other Expenses	7.04%
Total Annual Fund Operating Expenses	7.09%
Fee Waiver and/or Expense Reimbursement	(6.94%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.15%
[1]	The management fee paid to AllianceBernstein L.P. (the “Adviser”) consists of a base fee at an annualized rate of 0.55% of the Fund’s average daily net assets and a positive or negative performance adjustment of up to an annualized rate of 0.50% based upon the Fund’s performance relative to the MSCI EAFE Index (net), resulting in a minimum total fee of 0.05% and a maximum total fee of 1.05%. The management fee in the table represents the fee rate paid by the Fund (prior to fee waivers) for the period over which the performance adjustment was determined (from January 1, 2019 through December 31, 2019).
[2]	The Adviser has contractually agreed to waive fees and/or to bear expenses of the Fund through April 30, 2021 to the extent necessary to prevent Total Other Expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 0.10% of average daily net assets (“expense limitation”). Any fees waived and expenses borne by the Adviser through December 31, 2018 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s Total Other Expenses to exceed the expense limitation. The expense limitation and waiver agreement will remain in effect until April 30, 2021 and may only be terminated or changed with the consent of the Fund’s Board of Directors. In addition, the expense limitation and waiver agreement will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation is in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	AB FlexFee International Strategic Core Portfolio Advisor Class USD ($)
After 1 Year	$ 15
After 3 Years	1,471
After 5 Years	2,867
After 10 Years	$ 6,109

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Adviser seeks to achieve the Fund’s investment objective by investing, under normal circumstances, primarily in common stocks of non-U.S. companies, and in companies in at least three countries other than the United States.

The Fund invests in companies that are determined by the Adviser to offer favorable long-term sustainable profitability, price stability, and attractive valuations. The Adviser employs an integrated approach that combines both fundamental and quantitative research to identify attractive investment opportunities. Factors that the Adviser considers in this regard include: a company’s record and projections of profitability, accuracy and availability of information with respect to the company, success and experience of management, competitive advantage, low stock price volatility, and liquidity of the company’s securities. The Adviser compares these results to the characteristics of the general stock markets to determine the relative attractiveness of each company at a given time. The Adviser weighs economic, political and market factors in making investment decisions. The Adviser seeks to manage the Fund so that it is subject to less share price volatility than many other international mutual funds, although there can be no guarantee that the Adviser will be successful in this regard.

The Fund primarily invests in mid- and large-capitalization companies, which are currently defined for the Fund as companies that have market capitalizations of $1.5 billion or more. The Fund’s holdings of non-U.S. companies will generally include some companies located in emerging markets.

Fluctuations in currency exchange rates can have a dramatic impact on the returns of equity securities. The Adviser may adjust the foreign currency exposure resulting from the Fund’s security positions through the use of currency-related derivatives, primarily in an effort to minimize the currency risk to which the Fund is subject. However, the Adviser is not required to use such derivatives.
PRINCIPAL RISKS
  Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.
  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. These risks may be heightened with respect to investments in emerging market countries, where there may be an increased amount of economic, political and social instability.
  Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.
  Capitalization Risk: Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.
  Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.
  Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund’s performance changed from year to year over the life of the Fund; and
  how the Fund’s average annual returns for one year and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the website at www.abfunds.com (click on “Investments—Mutual Funds”).

The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart
The annual returns in the bar chart are for the Fund’s Advisor Class shares. Through March 31, 2020, the year-to-date unannualized return for the Fund’s shares was -19.02%.

Calendar Year (%) During the period shown in the bar chart, the Fund’s: Best Quarter was up 9.27%, 1st quarter, 2019; and Worst Quarter was down -11.88%, 4th quarter, 2018.
Performance Table Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Total Returns - AB FlexFee International Strategic Core Portfolio		1 Year	Since Inception [2]	Inception Date
Advisor Class	[1]	18.94%	6.33%	Jun. 28, 2017
Advisor Class | Return After Taxes on Distributions	[1]	18.32%	5.77%	Jun. 28, 2017
Advisor Class | Return After Taxes on Distributions and Sale of Fund Shares	[1]	11.87%	4.85%	Jun. 28, 2017
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)		22.01%	5.54%
[1]	After-tax Returns: – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 6/28/17.